Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of Breakdown for Lease Liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2024	2023
At January 1,	593,725	443,507
Interest expense	23,659	17,030
Repayment of lease liabilities (including interest expense)	(167,208)	(142,762)
Business combinations	—	160,869
Additions due to new leases and store renewals	195,955	142,005
Decrease of lease liabilities due to store closures	(7,867)	(14,750)
Translation differences	23,421	(12,174)
At December 31,	661,685	593,725
Of which:
Non-current	518,728	471,083
Current	142,957	122,642

Schedule of Lease Liabilities by Maturity Date
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2024	661,685	142,957	114,935	100,484	78,023	225,286
2023	593,725	122,642	102,631	82,248	68,876	217,328